Variable Interest Entities - Assets and Liabilities of Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 672	$ 432	$ 587	$ 1,349
Restricted cash		321	349	358	247
Accounts Receivable, net
Customer		1,869	1,932
Inventories, net
Materials and supplies		476	447
Currents assets of discontinued operations		7,835	6,841
Other current assets		387	223
Total current assets		13,957	12,562
Property, plant and equipment, net		64,558	60,332
Other Assets, Noncurrent		885	1,143
Total assets	[1]	133,013	129,317
Current liabilities
Long-term debt due within one year		2,153	1,622
Accounts payable		2,379	2,309
Accrued expenses		1,137	1,230
Market-to-market derivative liabilities, current		18	33
Unamortized energy contract liabilities		89	93
Liabilities held for sale		7,940	4,923
Other current liabilities		766	784
Total current liabilities		16,111	12,771
Long-term debt		30,749	29,527
Asset retirement obligations		271	246
Other deferred credits and other liabilities		1,573	1,642
Total liabilities	[1]	98,218	94,449
Pepco Holdings LLC [Member]
Current assets
Cash and cash equivalents		136	111	131	124
Restricted cash		77	39	36	43
Accounts Receivable, net
Customer		512	525
Inventories, net
Materials and supplies		209	198
Other current assets		69	45
Total current assets		1,692	1,599
Property, plant and equipment, net		16,498	15,377
Other Assets, Noncurrent		258	307
Total assets	[2]	24,744	23,736
Current liabilities
Long-term debt due within one year		399	347
Accounts payable		578	539
Accrued expenses		281	299
Unamortized energy contract liabilities		89	92
Other current liabilities		171	141
Total current liabilities		2,246	2,154
Long-term debt		7,148	6,659
Asset retirement obligations		70	59
Other deferred credits and other liabilities		570	622
Total liabilities	[2]	14,159	13,692
Pepco Holdings LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Restricted cash			3
Inventories, net
Other current assets			5
Total current assets			8
Other Assets, Noncurrent			10
Total noncurrent assets			10
Total assets			18
Current liabilities
Long-term debt due within one year			26
Total current liabilities			26
Total liabilities			26
Atlantic City Electric Company [Member]
Current assets
Cash and cash equivalents		29	17	12	7
Restricted cash		0	3	$ 2	$ 4
Accounts Receivable, net
Customer		141	124
Inventories, net
Other current assets		3	3
Total current assets		333	326
Property, plant and equipment, net		3,729	3,475
Other Assets, Noncurrent		37	50
Total assets	[3]	4,556	4,286
Current liabilities
Long-term debt due within one year		3	261
Accounts payable		165	177
Accrued expenses		44	46
Other current liabilities		12	11
Total current liabilities		445	780
Long-term debt		1,579	1,152
Other deferred credits and other liabilities		49	48
Total liabilities	[3]	$ 2,988	2,895
Atlantic City Electric Company [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Restricted cash			3
Inventories, net
Other current assets			0
Total current assets			3
Other Assets, Noncurrent			10
Total noncurrent assets			10
Total assets			13
Current liabilities
Long-term debt due within one year			21
Total current liabilities			21
Total liabilities			$ 21

[1]	Exelon’s consolidated assets include $18 million as of December 31, 2020, of certain VIEs that can only be used to settle the liabilities of the VIE. Exelon’s consolidated liabilities include $26 million as of December 31, 2020, of certain VIEs for which the VIE creditors do not have recourse to Exelon. See Note 21–Variable Interest Entities for additional information.
[2]	PHI’s consolidated total assets include $0 million and $18 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE that can only be used to settle the liabilities of the VIE. PHI’s consolidated total liabilities include $0 million and $26 million as of December 31, 2021 and 2020, respectively, of PHI's consolidated VIE for which the VIE creditors do not have recourse to PHI. See Note 21 - Variable Interest Entities for additional information.
[3]	ACE’s consolidated assets include $0 million and $13 million as of December 31, 2021 and 2020, respectively, of ACE’s consolidated VIE that can only be used to settle the liabilities of the VIE. ACE’s consolidated liabilities include $0 million and $21 million as of December 31, 2021 and 2020, respectively, of ACE’s consolidated VIE for which the VIE creditors do not have recourse to ACE. See Note 21 - Variable Interest Entities for additional information.